Intangible Assets with a Finite Useful Life - Summary of Rresidual Amount of Telephone Licenses and Similar Rights and Their Useful Lives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 8,889	€ 7,192	€ 7,082	€ 6,951
Amortization expense for 2018	1,599	€ 1,793
TIM S.p.A [member] | UMTS [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 403
Useful life (years0	18
Maturity date	12/31/2021
Amortization expense for 2018	€ 134
TIM S.p.A [member] | UMTS 2100 MHz [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 22
Useful life (years0	12
Maturity date	12/31/2021
Amortization expense for 2018	€ 7
TIM S.p.A [member] | WiMax [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 4
Useful life (years0	15
Maturity date	05/31/2023
Amortization expense for 2018	€ 1
TIM S.p.A [member] | LTE 1800 MHz [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 94
Useful life (years0	18
Maturity date	12/31/2029
Amortization expense for 2018	€ 9
TIM S.p.A [member] | LTE 800 MHz [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 661
Useful life (years0	17
Maturity date	12/31/2029
Amortization expense for 2018	€ 60
TIM S.p.A [member] | LTE 2600 MHz [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 73
Useful life (years0	17
Maturity date	12/31/2029
Amortization expense for 2018	€ 7
TIM S.p.A [member] | 1452-1492 MHz band [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 181
Useful life (years0	14
Maturity date	12/31/2029
Amortization expense for 2018	€ 16
TIM S.p.A [member] | GSM (extension) [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Useful life (years0	3
Maturity date	06/30/2018
Amortization expense for 2018	€ 17
TIM S.p.A [member] | 900 and 1800 MHz band [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 602
Useful life (years0	12
Maturity date	12/31/2029
Amortization expense for 2018	€ 27
Tim Brasil group [member] | GSM and 3G (UMTS) [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 129
Useful life (years0	15
Maturity date	From 2023 to 2031
Amortization expense for 2018	€ 41
Tim Brasil group [member] | 4G (LTE - 700MHz) [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 486
Useful life (years0	15
Maturity date	2030
Amortization expense for 2018	€ 36